Commitments And Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
(11)	COMMITMENTS AND CONTINGENCIES

Purchase Commitments

At December 31, 2014, the Company was contractually committed for $128.9 of capital expenditures for construction materials and purchases of property and equipment. A majority of these purchase commitments are expected to be satisfied in the next twelve months. These purchase commitments are primarily success based; that is, the Company has executed customer contracts that support the future capital expenditures.

Contingencies

In the normal course of business, the Company is party to various outstanding legal proceedings, asserted and unasserted claims, and carrier disputes. In the opinion of management, the ultimate disposition of these matters, both asserted and unasserted, will not have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.

(15) COMMITMENTS AND CONTINGENCIES

Capital Leases

Future contractual payments under the terms of the Company’s capital lease obligations were as follows:

Year Ended June 30,
2015	$4,012
2016	3,402
2017	4,580
2018	3,554
2019	3,224
Thereafter	13,176

Total minimum lease payments	31,948
Less amounts representing interest	(6,677)
Less current portion	(2,415)

Capital lease obligations, non-current	$22,856

Operating Leases

The Company leases office space, warehouse space, network assets, switching and transport sites, points of presence and equipment under non-cancelable operating leases. Lease expense was $45,885, $87,161 and $90,086 for the years ended June 30, 2012, 2013 and 2014, respectively.

For scheduled rent escalation clauses during the lease terms or for rental payments commencing at a date other than the date of initial occupancy, the Company records minimum rental expenses on a straight-line basis over the terms of the leases. When the straight-line expense recorded exceeds the cash outflows during the respective period, the Company records a deferred lease obligation on the consolidated balance sheets and amortizes the deferred rent over the term of the respective leases.

Minimum contractual lease payments due under the Company’s long-term operating leases are as follows:

Year Ended June 30,
2015	$98,665
2016	81,482
2017	69,053
2018	60,979
2019	50,353
Thereafter	497,882

$858,414

Lease Termination Costs

In connection with integration activities associated with acquisitions completed during Fiscal 2012 and 2013, the Company completed an analysis of existing and acquired facilities leases and determined that certain facilities under lease would not be used by the Company in the future. During the fourth quarter of 2013, the Company recorded a charge for lease termination costs totaling $10,360 related to exit activities initiated for unutilized space associated with leased office and technical facilities, which was partially offset by a benefit related to the release of associated rent escalation accrual in the amount of $163. The net lease termination charge recorded during the year ended June 30, 2013 was $10,197. The charge has been included in operating costs and selling, general and administrative expenses for Fiscal 2013. As of June 30, 2013 and 2014, the remaining lease termination obligation associated with these facilities was $10,073 and $8,053, respectively, which is recorded net of expected sublease income of $2,952 and $2,254, respectively. The Company periodically re-evaluates its assumptions used to estimate this obligation and may record adjustments prospectively as facts or circumstances change related to the impaired leased facilities.

A summary of the lease termination charges and related activity follows:

Lease Termination Liability (in thousands)
Balance as of June 30, 2012	$—
Charges	10,360
Accretion	3
Payments	(290)

Balance as of June 30, 2013	10,073
Change in assumption	(41)
Accretion	89
Payments	(2,068)

Balance as of June 30, 2014	8,053
Less current portion	1,707

Lease termination liability-long term	$6,346

Purchase Commitments

At June 30, 2014, the Company was contractually committed for $157,105 of capital expenditures for construction materials and purchases of property and equipment. A majority of these purchase commitments are expected to be satisfied in the next twelve months. These purchase commitments are primarily success-based; that is, the Company has executed customer contracts that support the future capital expenditures.

Outstanding Letters of Credit

As of June 30, 2014, the Company had $6,428 in outstanding letters of credit, which were primarily entered into in connection with various lease agreements.

Other Commitments

In February 2010, the Company was awarded an NTIA BTOP grant for a fiber network project in Indiana (the “Indiana Stimulus Project”). The Indiana Stimulus Project involves approximately $31,425 of capital expenditures, of which $25,100 was funded by a government grant and approximately $6,285 was funded by the Company. In connection with this project, 626 route miles of fiber were constructed and lit. The Company began capitalizing certain pre-construction costs associated with this project in April 2010 and began receiving grant funds in May 2010. The Company was reimbursed for $96 of expenses and $23,786 of capital expenditures related to the Indiana Stimulus Project. The Company also contributed $4,400 of pre-existing network assets to the project. The Company completed this project on July 31, 2013.

In July 2010, the Company was awarded from the NTIA BTOP a $13,383 grant to construct 286 miles of fiber network in Anoka County, Minnesota, outside of Minneapolis (the “Anoka Stimulus Project”). The Anoka Stimulus Project involves approximately $19,117 of capital expenditures, of which $13,383 is to be funded by a government grant and approximately $5,735 is to be funded by the Company. The Company was reimbursed for $121 of expenses and $11,646 of capital expenditures related to the Anoka Stimulus Project. The project was completed in December 2013.

In September 2011, the Company signed a sub-recipient agreement on an award granted to Com Net, Inc. (“Com Net”) from the NTIA BTOP. The award of approximately $30,032 to Com Net will expand broadband services to rural and underserved communities in Western Ohio. In order to effectively implement the project, Com Net established the GigE Plus Availability Coalition consisting of the Company, OARnet and an initial group of 33 Broadband Service Providers to deploy broadband to 28 Western Ohio counties. Upon completion, the project will add nearly 366 new miles of fiber to the Company’s existing Ohio network. As a sub recipient, the Company is required to contribute to the federal match. The Company’s maximum contribution is $3,111 which represents a 30% match on the assets to which the Company will take ownership. As of June 30, 2014, the Company has incurred $476 in capital expenditures associated with this project. We anticipate the project will be completed by September 2014.

Contingencies

In the normal course of business, the Company is party to various outstanding legal proceedings, asserted and unasserted claims, and carrier disputes. In the opinion of management, the ultimate disposition of these matters, both asserted and unasserted, will not have a material adverse effect on the Company’s financial condition, results of operations, or cash flows.